Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2015
Prospectus Date	rr_ProspectusDate	Feb. 15, 2015